INCOME TAXES (BENEFIT) - Narratives (Details) - JPY (¥) ¥ in Thousands	12 Months Ended					24 Months Ended	36 Months Ended
	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2018	Mar. 31, 2015
INCOME TAXES
Surtax eliminated to combined statutory tax rate (as a percent)				10.00%
Combined statutory tax rate (as a percent)			33.06%	35.64%	38.01%
Future
INCOME TAXES
Combined statutory tax rate (as a percent)	30.62%					30.86%
Japan
INCOME TAXES
Combined statutory tax rate (as a percent)			33.10%	35.64%			38.01%
Japan | Future
INCOME TAXES
Combined statutory tax rate (as a percent)		32.34%
Valuation allowance for deferred tax assets arising from operating loss carryforwards | Korean And Taiwanese And Domestic subsidiaries
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets					¥ 19,860
Valuation allowance for deferred tax assets arising from operating loss carryforwards | Taiwanese And Domestic subsidiaries
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets				¥ 20,536
Valuation allowance for deferred tax assets arising from operating loss carryforwards | Taiwan and US and domestic subsidiaries
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets			¥ 61,670
Valuation allowance for deferred tax assets arising from research and development tax credit
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets			¥ 17,666	16,262	¥ 16,262
Valuation allowance for acquisition related costs
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets				¥ 28,395